Net Income/(Loss) per Share (Tables) - Orbitz	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Schedule of Weighted Average Number of Shares
The following table presents the weighted-average shares outstanding used in the calculation of net income/(loss) per share:

	Three Months Ended June 30,		Six months ended June 30,
Weighted-Average Shares Outstanding	2015	2014	2015	2014
Basic	112,418,132	110,218,036	112,007,027	109,907,641
Diluted effect of:
Restricted stock units	—	2,318,956	—	1,852,820
Performance-based restricted stock units	—	2,095,044	—	2,255,755
Stock options	—	447,142	—	457,868
Diluted	112,418,132	115,079,178	112,007,027	114,474,084

The following table presents the weighted-average shares outstanding used in the calculation of net income/(loss) per share:

Year Ended December 31,
Weighted-Average Shares Outstanding	2014
Basic	110,537,992
Diluted effect of:
Restricted stock units	1,367,392
Performance-based restricted stock units	1,969,674
Stock options	469,382
Diluted	114,344,440

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following equity awards were not included in the diluted net income/(loss) per share calculation because they would have had an antidilutive effect:

	Three Months Ended June 30,		Six months ended June 30,
Antidilutive Equity Awards	2015	2014	2015	2014
Restricted stock units	4,288,652	936,427	4,141,535	618,421
Performance-based restricted stock units	1,798,277	410,445	1,933,003	269,851
Stock options	787,017	—	919,260	—
Total	6,873,946	1,346,872	6,993,798	888,272

The following equity awards were not included in the diluted net income/(loss) per share calculation because they would have had an antidilutive effect:

Year Ended December 31,
Antidilutive Equity Awards	2014
Restricted stock units	704,809
Performance-based restricted stock units	239,725
Stock options	—
Total	944,534